                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act File Number 811-499

                         RIVERSOURCE INCOME SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: Jan. 31

Date of reporting period: July 31, 2010

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report

                                                      (COLUMBIA MANAGEMENT LOGO)

COLUMBIA INCOME BUILDER SERIES
(FORMERLY KNOWN AS RIVERSOURCE INCOME BUILDER SERIES)

--------------------------------------------------------------------------------


SEMIANNUAL REPORT FOR THE PERIOD ENDED JULY 31, 2010

THIS REPORT DESCRIBES THREE FUNDS, EACH OF WHICH INVESTS IN OTHER AFFILIATED FUNDS. THE OBJECTIVE OF EACH FUND IS A HIGH LEVEL OF CURRENT INCOME AND GROWTH OF CAPITAL.

     Columbia Income Builder Fund
     (formerly known as RiverSource Income Builder Basic Income Fund)

     Columbia Income Builder Fund II
     (formerly known as RiverSource Income Builder Moderate Income Fund)

     Columbia Income Builder Fund III
     (formerly known as RiverSource Income Builder Enhanced Income Fund)


 NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance
  Columbia Income Builder Fund.......    2
  Columbia Income Builder Fund II....    4
  Columbia Income Builder Fund III...    6
Investment Changes...................    8
Fund Expenses Examples...............   14
Investments in Affiliated Funds......   18
Statements of Assets and
  Liabilities........................   24
Statements of Operations.............   25
Statements of Changes in Net Assets..   26
Financial Highlights.................   28
Notes to Financial Statements........   37
Approval of Investment Management
  Services Agreement.................   43
Proxy Voting.........................   45



 Note: Effective September 27, 2010, the Funds have been renamed. While this report covers the fiscal period ended July 31, 2010, which is prior to the name change, the Funds' new names have been reflected throughout.


SEE THE FUNDS' PROSPECTUS FOR RISKS ASSOCIATED WITH INVESTING IN THE FUNDS.


--------------------------------------------------------------------------------
                     COLUMBIA INCOME BUILDER SERIES -- 2010 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

Columbia Income Builder Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> Columbia Income Builder Fund (the Fund) Class A shares gained 5.39% (excluding sales charge) for the six months ended July 31, 2010.

> The Fund outperformed its bond benchmark, the Barclays Capital U.S. Aggregate
  Bond Index, which increased 4.85% during the same time frame.

> The Fund outperformed its domestic equity benchmark, the Russell 3000(R) Value
  Index, which rose 4.60% for the six-month period.

> The Fund outperformed the Citigroup 3-Month U.S. Treasury Bill Index, which advanced 0.06% during the same period.

> The Fund outperformed its Blended Index composed of 65% Barclays Capital U.S.
  Aggregate Bond Index, 25% Russell 3000(R) Value Index and 10% Citigroup 3-Month U.S. Treasury Bill Index, which increased 4.53% for the same period.

ANNUALIZED TOTAL RETURNS (for period ended July 31, 2010)
--------------------------------------------------------------------------------


                                                                                            SINCE
                                                                                          INCEPTION
                                                          6 MONTHS*    1 YEAR   3 YEARS    2/16/06
---------------------------------------------------------------------------------------------------
Columbia Income Builder Fund
  Class A (excluding sales charge)                          +5.39%    +14.03%    +3.25%     +4.57%
---------------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index(1)
  (unmanaged)                                               +4.85%     +8.91%    +7.63%     +6.55%
---------------------------------------------------------------------------------------------------
Russell 3000 Value Index(2) (unmanaged)                     +4.60%    +15.78%    -8.65%     -2.47%
---------------------------------------------------------------------------------------------------
Citigroup 3-Month U.S. Treasury Bill Index(3)
  (unmanaged)                                               +0.06%     +0.12%    +1.27%     +2.49%
---------------------------------------------------------------------------------------------------
Blended Index(4) (unmanaged)                                +4.53%    +10.06%    +3.24%     +4.22%
---------------------------------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes. The indices reflect reinvestment of all distributions and changes in market prices, but exclude brokerage commissions or other fees. It is not possible to invest directly in an index.

(1) The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(2) The Russell 3000(R) Value Index, an unmanaged index, measures the performance of those Russell 3000(R) Index companies with lower price-to-book ratios and lower forecasted growth values.

(3) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills. The Citigroup 3-month U.S. Treasury Bill Index is shown in the table because it is a separate component of the Blended Index.

(4) The Blended Index consists of 65% Barclays Capital U.S. Aggregate Bond Index, 25% Russell 3000 Value Index and 10% Citigroup 3-Month U.S. Treasury Bill Index. The returns for the Blended Index are calculated using a monthly weighting of the various asset classes in the Blended Index.


--------------------------------------------------------------------------------
2  COLUMBIA INCOME BUILDER SERIES -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
Columbia Income Builder Fund

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT JULY 31, 2010
                                                                                            SINCE
Without sales charge                                      6 MONTHS*    1 YEAR   3 YEARS   INCEPTION
Class A (inception 2/16/06)                                 +5.39%    +14.03%    +3.25%     +4.57%
---------------------------------------------------------------------------------------------------
Class B (inception 2/16/06)                                 +4.97%    +13.15%    +2.48%     +3.77%
---------------------------------------------------------------------------------------------------
Class C (inception 2/16/06)                                 +4.98%    +13.16%    +2.49%     +3.79%
---------------------------------------------------------------------------------------------------
Class R4 (inception 2/16/06)                                +5.41%    +13.99%    +3.71%     +4.94%
---------------------------------------------------------------------------------------------------

With sales charge
Class A (inception 2/16/06)                                 +0.38%     +8.62%    +1.59%     +3.43%
---------------------------------------------------------------------------------------------------
Class B (inception 2/16/06)                                 -0.03%     +8.15%    +1.54%     +3.37%
---------------------------------------------------------------------------------------------------
Class C (inception 2/16/06)                                 +3.98%    +12.16%    +2.49%     +3.79%
---------------------------------------------------------------------------------------------------



Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R4 shares. Class R4 is available to institutional investors only.

* Not annualized.


--------------------------------------------------------------------------------
                     COLUMBIA INCOME BUILDER SERIES -- 2010 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

Columbia Income Builder Fund II

FUND SUMMARY
--------------------------------------------------------------------------------

> Columbia Income Builder Fund II (the Fund) Class A shares gained 6.16%
  (excluding sales charge) for the six months ended July 31, 2010.

> The Fund outperformed its bond benchmark, the Barclays Capital U.S. Aggregate
  Bond Index, which increased 4.85% during the same time frame.

> The Fund outperformed its domestic equity benchmark, the Russell 3000(R) Value
  Index, which rose 4.60% for the six-month period.

> The Fund outperformed the Citigroup 3-Month U.S. Treasury Bill Index, which advanced 0.06% during the same period.

> The Fund outperformed its Blended Index composed of 70% Barclays Capital U.S.
  Aggregate Bond Index, 25% Russell 3000(R) Value Index and 5% Citigroup 3-Month U.S. Treasury Bill Index, which increased 4.77% for the same period.

ANNUALIZED TOTAL RETURNS (for period ended July 31, 2010)
--------------------------------------------------------------------------------


                                                                                            SINCE
                                                                                          INCEPTION
                                                          6 MONTHS*    1 YEAR   3 YEARS    2/16/06
---------------------------------------------------------------------------------------------------
Columbia Income Builder Fund II
  Class A (excluding sales charge)                          +6.16%    +15.60%    +2.51%     +4.29%
---------------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index(1)
  (unmanaged)                                               +4.85%     +8.91%    +7.63%     +6.55%
---------------------------------------------------------------------------------------------------
Russell 3000 Value Index(2) (unmanaged)                     +4.60%    +15.78%    -8.65%     -2.47%
---------------------------------------------------------------------------------------------------
Citigroup 3-Month U.S. Treasury Bill Index(3)
  (unmanaged)                                               +0.06%     +0.12%    +1.27%     +2.49%
---------------------------------------------------------------------------------------------------
Blended Index(4) (unmanaged)                                +4.77%    +10.52%    +3.55%     +4.42%
---------------------------------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes. The indices reflect reinvestment of all distributions and changes in market prices, but exclude brokerage commissions or other fees. It is not possible to invest directly in an index.

(1) The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(2) The Russell 3000(R) Value Index, an unmanaged index, measures the performance of those Russell 3000(R) Index companies with lower price-to-book ratios and lower forecasted growth values.

(3) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills. The Citigroup 3-month U.S. Treasury Bill Index is shown in the table because it is a separate component of the Blended Index.

(4) The Blended Index consists of 70% Barclays Capital U.S. Aggregate Bond Index, 25% Russell 3000 Value Index and 5% Citigroup 3-Month U.S. Treasury Bill Index. The returns for the Blended Index are calculated using a monthly weighting of the various asset classes in the Blended Index.


--------------------------------------------------------------------------------
4  COLUMBIA INCOME BUILDER SERIES -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
Columbia Income Builder Fund II

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT JULY 31, 2010

                                                                                            SINCE
Without sales charge                                      6 MONTHS*    1 YEAR   3 YEARS   INCEPTION
Class A (inception 2/16/06)                                 +6.16%    +15.60%    +2.51%     +4.29%
---------------------------------------------------------------------------------------------------
Class B (inception 2/16/06)                                 +5.85%    +14.85%    +1.74%     +3.52%
---------------------------------------------------------------------------------------------------
Class C (inception 2/16/06)                                 +5.85%    +14.82%    +1.74%     +3.55%
---------------------------------------------------------------------------------------------------
Class R4 (inception 2/16/06)                                +6.29%    +15.81%    +2.75%     +4.50%
---------------------------------------------------------------------------------------------------

With sales charge
Class A (inception 2/16/06)                                 +1.12%    +10.12%    +0.86%     +3.15%
---------------------------------------------------------------------------------------------------
Class B (inception 2/16/06)                                 +0.85%     +9.85%    +0.83%     +3.13%
---------------------------------------------------------------------------------------------------
Class C (inception 2/16/06)                                 +4.85%    +13.82%    +1.74%     +3.55%
---------------------------------------------------------------------------------------------------



Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R4 shares. Class R4 is available to institutional investors only.

*   Not annualized.


--------------------------------------------------------------------------------
                     COLUMBIA INCOME BUILDER SERIES -- 2010 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

Columbia Income Builder Fund III

FUND SUMMARY
--------------------------------------------------------------------------------

> Columbia Income Builder Fund III (the Fund) Class A shares gained 6.59%
  (excluding sales charge) for the six months ended July 31, 2010.

> The Fund outperformed its bond benchmark, the Barclays Capital U.S. Aggregate
  Bond Index, which increased 4.85% during the same time frame.

> The Fund outperformed its domestic equity benchmark, the Russell 3000(R) Value
  Index, which rose 4.60% for the six-month period.

> The Fund outperformed the Citigroup 3-Month U.S. Treasury Bill Index, which advanced 0.06% during the same period.

> The Fund outperformed its Blended Index composed of 72.5% Barclays Capital
  U.S. Aggregate Bond Index, 25% Russell 3000(R) Value Index and 2.5% Citigroup 3-Month U.S. Treasury Bill Index, which increased 4.89% for the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended July 31, 2010)
--------------------------------------------------------------------------------


                                                                                            SINCE
                                                                                          INCEPTION
                                                          6 MONTHS*    1 YEAR   3 YEARS    2/16/06
---------------------------------------------------------------------------------------------------
Columbia Income Builder Fund III
  Class A (excluding sales charge)                          +6.59%    +16.86%    +3.07%     +4.72%
---------------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index(1)
  (unmanaged)                                               +4.85%     +8.91%    +7.63%     +6.55%
---------------------------------------------------------------------------------------------------
Russell 3000 Value Index(2) (unmanaged)                     +4.60%    +15.78%    -8.65%     -2.47%
---------------------------------------------------------------------------------------------------
Citigroup 3-Month U.S. Treasury Bill Index(3)
  (unmanaged)                                               +0.06%     +0.12%    +1.27%     +2.49%
---------------------------------------------------------------------------------------------------
Blended Index(4) (unmanaged)                                +4.89%    +10.75%    +3.71%     +4.52%
---------------------------------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes. The indices reflect reinvestment of all distributions and changes in market prices, but exclude brokerage commissions or other fees. It is not possible to invest directly in an index.

(1) The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(2) The Russell 3000(R) Value Index, an unmanaged index, measures the performance of those Russell 3000(R) Index companies with lower price-to-book ratios and lower forecasted growth values.

(3) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills. The Citigroup 3-Month U.S. Treasury Bill Index is shown in the table because it is a separate component of the Blended Index.

(4) The Blended Index consists of 72.5% Barclays Capital U.S. Aggregate Bond Index, 25% Russell 3000 Value Index and 2.5% Citigroup 3-Month U.S. Treasury Bill Index. The returns for the Blended Index are calculated using a monthly weighting of the various asset classes in the Blended Index.


--------------------------------------------------------------------------------
6  COLUMBIA INCOME BUILDER SERIES -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
Columbia Income Builder Fund III

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT JULY 31, 2010

                                                                                            SINCE
Without sales charge                                      6 MONTHS*    1 YEAR   3 YEARS   INCEPTION
Class A (inception 2/16/06)                                 +6.59%    +16.86%    +3.07%     +4.72%
---------------------------------------------------------------------------------------------------
Class B (inception 2/16/06)                                 +6.05%    +15.84%    +2.26%     +3.91%
---------------------------------------------------------------------------------------------------
Class C (inception 2/16/06)                                 +6.17%    +15.93%    +2.30%     +3.94%
---------------------------------------------------------------------------------------------------
Class R4 (inception 2/16/06)                                +6.63%    +16.87%    +3.29%     +4.91%
---------------------------------------------------------------------------------------------------

With sales charge
Class A (inception 2/16/06)                                 +1.52%    +11.30%    +1.41%     +3.58%
---------------------------------------------------------------------------------------------------
Class B (inception 2/16/06)                                 +1.05%    +10.84%    +1.36%     +3.52%
---------------------------------------------------------------------------------------------------
Class C (inception 2/16/06)                                 +5.17%    +14.93%    +2.30%     +3.94%
---------------------------------------------------------------------------------------------------



Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R4 shares. Class R4 is available to institutional investors only.

*   Not annualized.


--------------------------------------------------------------------------------
                     COLUMBIA INCOME BUILDER SERIES -- 2010 SEMIANNUAL REPORT  7

INVESTMENT CHANGES -------------------------------------------------------------
(UNAUDITED)

COLUMBIA INCOME BUILDER FUND

Fund holdings at July 31, 2010

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY
  FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap,
     real estate, small cap, small-mid cap
--------------------------------------------------------------------------------------
Columbia Dividend Opportunity Fund                     7.9%                  8.0%
--------------------------------------------------------------------------------------
Columbia Large Core Quantitative Fund                  5.8%                  8.0%
--------------------------------------------------------------------------------------
Columbia Large Value Quantitative Fund                 4.4%                  4.5%
--------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                 0.1%                  1.3%
--------------------------------------------------------------------------------------
RiverSource Disciplined Small Cap Value Fund           5.4%                  4.2%
--------------------------------------------------------------------------------------
RiverSource Real Estate Fund                           2.2%                  2.8%
======================================================================================
                                                      25.8%                 28.8%
--------------------------------------------------------------------------------------
FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities, floating rate, global,
     high yield, inflation protected
--------------------------------------------------------------------------------------
Columbia Diversified Bond Fund                        14.0%                 10.9%
--------------------------------------------------------------------------------------
Columbia Emerging Markets Bond Fund                    4.9%                  5.5%
--------------------------------------------------------------------------------------
Columbia Floating Rate Fund                            5.5%                  5.9%
--------------------------------------------------------------------------------------
Columbia Global Bond Fund                              1.0%                  1.6%
--------------------------------------------------------------------------------------
Columbia High Yield Bond Fund                         13.7%                 13.5%
--------------------------------------------------------------------------------------
Columbia Income Opportunities Fund                     1.3%                  1.3%
--------------------------------------------------------------------------------------
Columbia Inflation Protected Securities Fund           9.1%                  7.0%
--------------------------------------------------------------------------------------
Columbia U.S. Government Mortgage Fund                15.2%                 18.1%
======================================================================================
                                                      64.7%                 63.8%
--------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities
--------------------------------------------------------------------------------------
Columbia Absolute Return Currency and Income
  Fund                                                 4.5%                  2.3%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
Columbia Money Market Fund                             5.0%                  5.1%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------



PORTFOLIO ALLOCATION -----------------------------------------------------------
(at July 31, 2010; % of portfolio assets)


Equity Funds(1)                                        25.8%
-----------------------------------------------------------------

Fixed Income Funds(2)                                  64.7%
-----------------------------------------------------------------

Alternative Investments(3)                              4.5%
-----------------------------------------------------------------

Cash Equivalents(4)                                     5.0%
-----------------------------------------------------------------




(1) Includes U.S. Large Cap 10.2%, Dividend Income 7.9%, U.S. Small Cap 5.4%, Real Estate 2.2% and International 0.1%.
(2) Includes Investment Grade 29.2%, High Yield 15.0%, Inflation Protected Securities 9.1%, Floating Rate 5.5%, Emerging Markets 4.9% and Global Bond 1.0%.
(3) Comprised entirely of an investment in the Columbia Absolute Return Currency and Income Fund.
(4) Comprised entirely of an investment in the Columbia Money Market Fund.


--------------------------------------------------------------------------------
8  COLUMBIA INCOME BUILDER SERIES -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

TOP FIVE HOLDINGS --------------------------------------------------------------
(at July 31, 2010; % of portfolio assets)


Columbia U.S. Government Mortgage Fund                15.2%
----------------------------------------------------------------
Columbia Diversified Bond Fund                        14.0%
----------------------------------------------------------------
Columbia High Yield Bond Fund                         13.7%
----------------------------------------------------------------
Columbia Inflation Protected Securities Fund           9.1%
----------------------------------------------------------------
Columbia Dividend Opportunity Fund                     7.9%
----------------------------------------------------------------




For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
                     COLUMBIA INCOME BUILDER SERIES -- 2010 SEMIANNUAL REPORT  9

INVESTMENT CHANGES -------------------------------------------------------------
(UNAUDITED)

COLUMBIA INCOME BUILDER FUND II

Fund holdings at July 31, 2010

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY
  FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap,
     real estate, small cap, small-mid cap
--------------------------------------------------------------------------------------
Columbia Dividend Opportunity Fund                     9.2%                  9.5%
--------------------------------------------------------------------------------------
Columbia Large Core Quantitative Fund                  2.3%                  6.3%
--------------------------------------------------------------------------------------
Columbia Large Value Quantitative Fund                 3.0%                  2.9%
--------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                 2.8%                  3.6%
--------------------------------------------------------------------------------------
RiverSource Disciplined Small Cap Value Fund           6.0%                  4.2%
--------------------------------------------------------------------------------------
RiverSource Real Estate Fund                           5.1%                  4.7%
======================================================================================
                                                      28.4%                 31.2%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities, floating rate, global,
     high yield, inflation protected
--------------------------------------------------------------------------------------
Columbia Diversified Bond Fund                        14.3%                  9.4%
--------------------------------------------------------------------------------------
Columbia Emerging Markets Bond Fund                    8.3%                 11.6%
--------------------------------------------------------------------------------------
Columbia Floating Rate Fund                           10.0%                 11.3%
--------------------------------------------------------------------------------------
Columbia Global Bond Fund                              1.2%                  1.8%
--------------------------------------------------------------------------------------
Columbia High Yield Bond Fund                         14.3%                 14.5%
--------------------------------------------------------------------------------------
Columbia Income Opportunities Fund                     3.2%                  3.2%
--------------------------------------------------------------------------------------
Columbia Inflation Protected Securities Fund           4.8%                  0.2%
--------------------------------------------------------------------------------------
Columbia U.S. Government Mortgage Fund                12.1%                 13.4%
======================================================================================
                                                      68.2%                 65.4%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities
--------------------------------------------------------------------------------------
Columbia Absolute Return Currency and Income
  Fund                                                 3.4%                  3.4%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
Columbia Money Market Fund                             0.0%*                 0.0%*
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------



*   Rounds to less than 0.1%.

PORTFOLIO ALLOCATION -----------------------------------------------------------
(at July 31, 2010; % of portfolio assets)


Equity Funds(1)                                        28.4%
-----------------------------------------------------------------

Fixed Income Funds(2)                                  68.2%
-----------------------------------------------------------------

Alternative Investments(3)                              3.4%
-----------------------------------------------------------------

Cash Equivalents(4)                                     0.0%*
-----------------------------------------------------------------




(1) Includes Dividend Income 9.2%, U.S. Small Cap 6.0%, U.S. Large Cap 5.3%, Real Estate 5.1% and International 2.8%.
(2) Includes Investment Grade 26.4%, High Yield 17.5%, Floating Rate 10.0%, Emerging Markets 8.3%, Inflation Protected Securities 4.8% and Global Bond 1.2%.
(3) Comprised entirely of an investment in the Columbia Absolute Return Currency and Income Fund.
(4) Comprised entirely of an investment in the Columbia Money Market Fund.
 *  Rounds to less than 0.1%.


--------------------------------------------------------------------------------
10  COLUMBIA INCOME BUILDER SERIES -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

TOP FIVE HOLDINGS --------------------------------------------------------------
(at July 31, 2010; % of portfolio assets)


Columbia High Yield Bond Fund                          14.3%
-----------------------------------------------------------------
Columbia Diversified Bond Fund                         14.3%
-----------------------------------------------------------------
Columbia U.S. Government Mortgage Fund                 12.1%
-----------------------------------------------------------------
Columbia Floating Rate Fund                            10.0%
-----------------------------------------------------------------
Columbia Dividend Opportunity Fund                      9.2%
-----------------------------------------------------------------




For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
                    COLUMBIA INCOME BUILDER SERIES -- 2010 SEMIANNUAL REPORT  11

INVESTMENT CHANGES -------------------------------------------------------------
(UNAUDITED)

COLUMBIA INCOME BUILDER FUND III

Fund holdings at July 31, 2010

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY
  FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap,
     real estate, small cap, small-mid cap
--------------------------------------------------------------------------------------
Columbia Dividend Opportunity Fund                     8.1%                  7.8%
--------------------------------------------------------------------------------------
Columbia Large Core Quantitative Fund                  1.6%                  3.3%
--------------------------------------------------------------------------------------
Columbia Large Value Quantitative Fund                 0.7%                  0.6%
--------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                 5.0%                  6.4%
--------------------------------------------------------------------------------------
RiverSource Disciplined Small Cap Value Fund           7.0%                  3.5%
--------------------------------------------------------------------------------------
RiverSource Real Estate Fund                           8.0%                  7.5%
======================================================================================
                                                      30.4%                 29.1%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities, floating rate, global,
     high yield, inflation protected
--------------------------------------------------------------------------------------
Columbia Diversified Bond Fund                        10.6%                 10.0%
--------------------------------------------------------------------------------------
Columbia Emerging Markets Bond Fund                   10.3%                 11.2%
--------------------------------------------------------------------------------------
Columbia Floating Rate Fund                           11.8%                 12.2%
--------------------------------------------------------------------------------------
Columbia Global Bond Fund                              0.6%                  2.3%
--------------------------------------------------------------------------------------
Columbia High Yield Bond Fund                         18.3%                 17.6%
--------------------------------------------------------------------------------------
Columbia Income Opportunities Fund                     5.2%                  5.2%
--------------------------------------------------------------------------------------
Columbia Inflation Protected Securities Fund           2.3%                  0.8%
--------------------------------------------------------------------------------------
Columbia U.S. Government Mortgage Fund                 8.5%                  9.8%
======================================================================================
                                                      67.6%                 69.1%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS
  Includes government, corporate, mortgage and
     agency securities
--------------------------------------------------------------------------------------
Columbia Absolute Return Currency and Income
  Fund                                                 1.9%                  1.7%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
Columbia Money Market Fund                             0.1%                  0.1%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------



PORTFOLIO ALLOCATION -----------------------------------------------------------
(at July 31, 2010; % of portfolio assets)


Equity Funds(1)                                        30.4%
-----------------------------------------------------------------

Fixed Income Funds(2)                                  67.6%
-----------------------------------------------------------------

Alternative Investments(3)                              1.9%
-----------------------------------------------------------------

Cash Equivalents(4)                                     0.1%
-----------------------------------------------------------------




(1) Includes Dividend Income 8.1%, Real Estate 8.0%, U.S. Small Cap 7.0%, International 5.0% and U.S. Large Cap 2.3%.
(2) Includes High Yield 23.5%, Investment Grade 19.1%, Floating Rate 11.8%, Emerging Markets 10.3%, Inflation Protected Securities 2.3%, and Global Bond 0.6%.
(3) Comprised entirely of an investment in the Columbia Absolute Return Currency and Income Fund.
(4) Comprised entirely of an investment in the Columbia Money Market Fund.


--------------------------------------------------------------------------------
12  COLUMBIA INCOME BUILDER SERIES -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

TOP FIVE HOLDINGS --------------------------------------------------------------
(at July 31, 2010; % of portfolio assets)


Columbia High Yield Bond Fund                          18.3%
-----------------------------------------------------------------
Columbia Floating Rate Fund                            11.8%
-----------------------------------------------------------------
Columbia Diversified Bond Fund                         10.6%
-----------------------------------------------------------------
Columbia Emerging Markets Bond Fund                    10.3%
-----------------------------------------------------------------
Columbia U.S. Government Mortgage Fund                  8.5%
-----------------------------------------------------------------




For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
                    COLUMBIA INCOME BUILDER SERIES -- 2010 SEMIANNUAL REPORT  13

FUND EXPENSES EXAMPLES ---------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses, which each Fund bears directly, the Fund's shareholders indirectly bear the ongoing expenses of any underlying funds (also referred to as "acquired funds") in which each Fund invests. The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the six months ended July 31, 2010.

ACTUAL EXPENSES
The first line of each table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Direct expenses paid during the period" to estimate the expenses you paid on your account during this period. You can also estimate the direct and indirect expenses you paid over the period by using the number in the first line under the heading "Direct and indirect expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of each table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other funds. To do so, compare each 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
14  COLUMBIA INCOME BUILDER SERIES -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Columbia Income Builder Fund

                                                                                     DIRECT AND
                                                                     DIRECT           INDIRECT
                                   BEGINNING         ENDING         EXPENSES          EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING       PAID DURING
                                  FEB. 1, 2010   JULY 31, 2010   THE PERIOD(a)   THE PERIOD(b),(c)
--------------------------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,053.90         $2.14             $5.37
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,022.85         $2.11             $5.29
--------------------------------------------------------------------------------------------------

Class B
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,049.70         $6.00             $9.22
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,019.07         $5.91             $9.09
--------------------------------------------------------------------------------------------------

Class C
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,049.80         $5.98             $9.20
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,019.10         $5.89             $9.06
--------------------------------------------------------------------------------------------------

Class R4
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,054.10         $1.94             $5.16
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,023.05         $1.91             $5.08
--------------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                         FUND'S          ACQUIRED FUND          TOTAL FUND
                                                       ANNUALIZED      (UNDERLYING FUND)    AND ACQUIRED FUND
                                                     EXPENSE RATIO   FEES AND EXPENSES(c)   FEES AND EXPENSES
-------------------------------------------------------------------------------------------------------------
Class A                                                   .42%               .63%                 1.05%
-------------------------------------------------------------------------------------------------------------
Class B                                                  1.18%               .63%                 1.81%
-------------------------------------------------------------------------------------------------------------
Class C                                                  1.17%               .63%                 1.80%
-------------------------------------------------------------------------------------------------------------
Class R4                                                  .38%               .63%                 1.01%
-------------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Expenses are equal to the annualized expense ratio for each class as indicated above, plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(c) Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments, LLC) (the Investment Manager) and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until at least the end of the underlying funds' next fiscal year, unless sooner terminated at the sole discretion of the underlying Funds' Board. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.69% for all classes. Had these commitments not been in place for the entire six month period ended July 31, 2010, the actual direct and indirect expenses paid would have been $5.67 for Class A, $9.53 for Class B, $9.51 for Class C and $5.47 for Class R4; the hypothetical direct and indirect expenses paid would have been $5.59 for Class A, $9.39 for Class B, $9.36 for Class C and $5.39 for Class R4.
(d) Based on the actual return for the six months ended July 31, 2010: +5.39% for Class A, +4.97% for Class B, +4.98% for Class C and +5.41% for Class R4.


--------------------------------------------------------------------------------
                    COLUMBIA INCOME BUILDER SERIES -- 2010 SEMIANNUAL REPORT  15

FUND EXPENSES EXAMPLES (continued) ---------------------------------------------

Columbia Income Builder Fund II

                                                                                     DIRECT AND
                                                                     DIRECT           INDIRECT
                                   BEGINNING         ENDING         EXPENSES          EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING       PAID DURING
                                  FEB. 1, 2010   JULY 31, 2010   THE PERIOD(a)   THE PERIOD(b),(c)
--------------------------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,061.60         $2.11             $5.71
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,022.89         $2.07             $5.60
--------------------------------------------------------------------------------------------------

Class B
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,058.50         $5.95             $9.55
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,019.15         $5.84             $9.36
--------------------------------------------------------------------------------------------------

Class C
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,058.50         $5.95             $9.55
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,019.15         $5.84             $9.36
--------------------------------------------------------------------------------------------------

Class R4
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,062.90         $1.85             $5.45
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,023.14         $1.82             $5.35
--------------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                         FUND'S          ACQUIRED FUND          TOTAL FUND
                                                       ANNUALIZED      (UNDERLYING FUND)    AND ACQUIRED FUND
                                                     EXPENSE RATIO   FEES AND EXPENSES(c)   FEES AND EXPENSES
-------------------------------------------------------------------------------------------------------------
Class A                                                   .41%               .70%                 1.11%
-------------------------------------------------------------------------------------------------------------
Class B                                                  1.16%               .70%                 1.86%
-------------------------------------------------------------------------------------------------------------
Class C                                                  1.16%               .70%                 1.86%
-------------------------------------------------------------------------------------------------------------
Class R4                                                  .36%               .70%                 1.06%
-------------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Expenses are equal to the annualized expense ratio for each class as indicated above, plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(c) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until at least the end of the underlying funds' next fiscal year, unless sooner terminated at the sole discretion of the underlying Funds' Board. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.75% for all classes. Had these commitments not been in place for the entire six month period ended July 31, 2010, the actual direct and indirect expenses paid would have been $5.96 for Class A, $9.80 for Class B, $9.80 for Class C and $5.71 for Class R4; the hypothetical and direct and indirect expenses paid would have been $5.85 for Class A, $9.62 for Class B, $9.62 for Class C and $5.60 for Class R4.
(d) Based on the actual return for the six months ended July 31, 2010: +6.16% for Class A, +5.85% for Class B, +5.85% for Class C and +6.29% for Class R4.


--------------------------------------------------------------------------------
16  COLUMBIA INCOME BUILDER SERIES -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Columbia Income Builder Fund III

                                                                                     DIRECT AND
                                                                     DIRECT           INDIRECT
                                   BEGINNING         ENDING         EXPENSES          EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING       PAID DURING
                                  FEB. 1, 2010   JULY 31, 2010   THE PERIOD(a)   THE PERIOD(b),(c)
--------------------------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,065.90         $2.21             $5.92
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,022.79         $2.17             $5.80
--------------------------------------------------------------------------------------------------

Class B
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,060.50         $6.11             $9.81
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,019.00         $5.99             $9.61
--------------------------------------------------------------------------------------------------

Class C
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,061.70         $6.12             $9.82
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,019.00         $5.99             $9.61
--------------------------------------------------------------------------------------------------

Class R4
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,066.30         $1.96             $5.67
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,023.04         $1.92             $5.55
--------------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                         FUND'S          ACQUIRED FUND          TOTAL FUND
                                                       ANNUALIZED      (UNDERLYING FUND)    AND ACQUIRED FUND
                                                     EXPENSE RATIO   FEES AND EXPENSES(c)   FEES AND EXPENSES
-------------------------------------------------------------------------------------------------------------
Class A                                                   .43%               .72%                 1.15%
-------------------------------------------------------------------------------------------------------------
Class B                                                  1.19%               .72%                 1.91%
-------------------------------------------------------------------------------------------------------------
Class C                                                  1.19%               .72%                 1.91%
-------------------------------------------------------------------------------------------------------------
Class R4                                                  .38%               .72%                 1.10%
-------------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Expenses are equal to the annualized expense ratio for each class as indicated above, plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(c) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until at least the end of the underlying funds' next fiscal year, unless sooner terminated at the sole discretion of the underlying Funds' Board. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.77% for all classes. Had these commitments not been in place for the entire six month period ended July 31, 2010, the actual direct and indirect expenses paid would have been $6.18 for Class A, $10.07 for Class B, $10.07 for Class C and $5.92 for Class R4; the hypothetical and direct and indirect expenses paid would have been $6.05 for Class A, $9.87 for Class B, $9.87 for Class C and $5.80 for Class R4.
(d) Based on the actual return for the six months ended July 31, 2010: +6.59% for Class A, +6.05% for Class B, +6.17% for Class C and +6.63% for Class R4.


--------------------------------------------------------------------------------
                    COLUMBIA INCOME BUILDER SERIES -- 2010 SEMIANNUAL REPORT  17

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
Columbia Income Builder Fund
JULY 31, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (25.8%)
                                                       SHARES                VALUE(a)
DIVIDEND INCOME (7.9%)
Columbia Dividend Opportunity Fund                    2,629,265           $17,984,174
-------------------------------------------------------------------------------------

INTERNATIONAL (0.1%)
RiverSource Disciplined International Equity
 Fund                                                    37,620               249,042
-------------------------------------------------------------------------------------

REAL ESTATE (2.2%)
RiverSource Real Estate Fund                            485,108             4,928,701
-------------------------------------------------------------------------------------

U.S. LARGE CAP (10.2%)
Columbia Large Core Quantitative Fund                 2,728,357            13,014,260
Columbia Large Value Quantitative Fund                1,260,755            10,023,003
                                                                      ---------------
Total                                                                      23,037,263
-------------------------------------------------------------------------------------

U.S. SMALL CAP (5.4%)
RiverSource Disciplined Small Cap Value Fund          1,553,910(c)         12,306,969
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $61,730,471)                                                       $58,506,149
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (64.7%)
                                                       SHARES                VALUE(a)
EMERGING MARKETS (4.9%)
Columbia Emerging Markets Bond Fund                     993,016           $11,141,639
-------------------------------------------------------------------------------------

FLOATING RATE (5.5%)
Columbia Floating Rate Fund                           1,449,534            12,379,017
-------------------------------------------------------------------------------------

GLOBAL BOND (1.0%)
Columbia Global Bond Fund                               307,329             2,200,475
-------------------------------------------------------------------------------------

HIGH YIELD (15.0%)
Columbia High Yield Bond Fund                        11,584,094            31,161,213
Columbia Income Opportunities Fund                      302,812             2,946,362
                                                                      ---------------
Total                                                                      34,107,575
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (9.1%)
Columbia Inflation Protected Securities Fund          1,987,231            20,587,718
-------------------------------------------------------------------------------------

INVESTMENT GRADE (29.2%)
Columbia Diversified Bond Fund                        6,287,288            31,625,056
Columbia U.S. Government Mortgage Fund                6,572,530(c)         34,440,056
                                                                      ---------------
Total                                                                      66,065,112
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $134,247,389)                                                     $146,481,536
-------------------------------------------------------------------------------------


ALTERNATIVE INVESTMENTS (4.5%)
                                                       SHARES                VALUE(a)
Columbia Absolute Return Currency and Income
 Fund                                                   993,492(b,c)      $10,103,812
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $9,903,284)                                                        $10,103,812
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (5.0%)
                                                       SHARES                VALUE(a)
MONEY MARKET
Columbia Money Market Fund                           11,250,791           $11,250,791
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $11,250,791)                                                       $11,250,791
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $217,131,935)(d)                                                  $226,342,288
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Investments in Underlying Affiliated Funds which exceed 5% of the underlying fund's shares outstanding -- See Note 6 to the financial statements.

(d) At July 31, 2010, the cost of securities for federal income tax purposes was approximately $217,132,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                     $17,981,000
     Unrealized depreciation                                                      (8,771,000)
     ---------------------------------------------------------------------------------------
     Net unrealized appreciation                                                  $9,210,000
     ---------------------------------------------------------------------------------------







--------------------------------------------------------------------------------
18  COLUMBIA INCOME BUILDER SERIES -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
Columbia Income Builder Fund

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of July 31, 2010:

                                                                   FAIR VALUE AT JULY 31, 2010
                                               ------------------------------------------------------------------
                                                     LEVEL 1            LEVEL 2
                                                  QUOTED PRICES          OTHER          LEVEL 3
                                                    IN ACTIVE         SIGNIFICANT     SIGNIFICANT
                                                   MARKETS FOR         OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                    IDENTICAL ASSETS(A)       INPUTS         INPUTS           TOTAL
-----------------------------------------------------------------------------------------------------------------
Investments in Affiliated Funds                    $226,342,288           $--             $--        $226,342,288


(a) There were no significant transfers between Levels 1 and 2 during the period.


HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.


--------------------------------------------------------------------------------
                    COLUMBIA INCOME BUILDER SERIES -- 2010 SEMIANNUAL REPORT  19

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
Columbia Income Builder Fund II
JULY 31, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (28.4%)
                                                       SHARES                VALUE(a)
DIVIDEND INCOME (9.2%)
Columbia Dividend Opportunity Fund                    5,012,016           $34,282,188
-------------------------------------------------------------------------------------

INTERNATIONAL (2.8%)
RiverSource Disciplined International Equity
 Fund                                                 1,566,451            10,369,908
-------------------------------------------------------------------------------------

REAL ESTATE (5.1%)
RiverSource Real Estate Fund                          1,875,288(c)         19,052,925
-------------------------------------------------------------------------------------

U.S. LARGE CAP (5.3%)
Columbia Large Core Quantitative Fund                 1,831,767             8,737,529
Columbia Large Value Quantitative Fund                1,385,046            11,011,116
                                                                      ---------------
Total                                                                      19,748,645
-------------------------------------------------------------------------------------

U.S. SMALL CAP (6.0%)
RiverSource Disciplined Small Cap Value Fund          2,814,170(c)         22,288,229
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $108,782,616)                                                     $105,741,895
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (68.1%)
                                                       SHARES                VALUE(a)
EMERGING MARKETS (8.3%)
Columbia Emerging Markets Bond Fund                   2,748,520(c)        $30,838,394
-------------------------------------------------------------------------------------

FLOATING RATE (10.0%)
Columbia Floating Rate Fund                           4,379,727(c)         37,402,868
-------------------------------------------------------------------------------------

GLOBAL BOND (1.2%)
Columbia Global Bond Fund                               627,262             4,491,197
-------------------------------------------------------------------------------------

HIGH YIELD (17.4%)
Columbia High Yield Bond Fund                        19,806,869            53,280,477
Columbia Income Opportunities Fund                    1,207,949            11,753,345
                                                                      ---------------
Total                                                                      65,033,822
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (4.8%)
Columbia Inflation Protected Securities Fund          1,714,891            17,766,269
-------------------------------------------------------------------------------------

INVESTMENT GRADE (26.4%)
Columbia Diversified Bond Fund                       10,589,110            53,263,223
Columbia U.S. Government Mortgage Fund                8,586,206(c)         44,991,718
                                                                      ---------------
Total                                                                      98,254,941
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $235,395,169)                                                     $253,787,491
-------------------------------------------------------------------------------------


ALTERNATIVE INVESTMENTS (3.4%)
                                                       SHARES                VALUE(a)
Columbia Absolute Return Currency and Income
 Fund                                                 1,243,570(b,c)      $12,647,110
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $12,854,283)                                                       $12,647,110
-------------------------------------------------------------------------------------


CASH EQUIVALENTS (--%)
                                                       SHARES                VALUE(a)
MONEY MARKET
Columbia Money Market Fund                               99,316               $99,316
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $99,316)                                                               $99,316
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $357,131,384)(d)                                                  $372,275,812
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Investments in Underlying Affiliated Funds which exceed 5% of the underlying fund's shares outstanding -- See Note 6 to the financial statements.

(d) At July 31, 2010, the cost of securities for federal income tax purposes was approximately $357,131,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                    $30,012,000
     Unrealized depreciation                                                    (14,867,000)
     --------------------------------------------------------------------------------------
     Net unrealized appreciation                                                $15,145,000
     --------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
20  COLUMBIA INCOME BUILDER SERIES -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
Columbia Income Builder Fund II



FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of July 31, 2010:

                                                                   FAIR VALUE AT JULY 31, 2010
                                               ------------------------------------------------------------------
                                                     LEVEL 1            LEVEL 2
                                                  QUOTED PRICES          OTHER          LEVEL 3
                                                    IN ACTIVE         SIGNIFICANT     SIGNIFICANT
                                                   MARKETS FOR         OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                    IDENTICAL ASSETS(A)       INPUTS         INPUTS           TOTAL
-----------------------------------------------------------------------------------------------------------------
Investments in Affiliated Funds                    $372,275,812           $--             $--        $372,275,812


(a) There were no significant transfers between Levels 1 and 2 during the period.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.


--------------------------------------------------------------------------------
                    COLUMBIA INCOME BUILDER SERIES -- 2010 SEMIANNUAL REPORT  21

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
Columbia Income Builder Fund III
JULY 31, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (30.5%)
                                                       SHARES                VALUE(a)
DIVIDEND INCOME (8.1%)
Columbia Dividend Opportunity Fund                    2,225,465           $15,222,178
-------------------------------------------------------------------------------------

INTERNATIONAL (5.0%)
RiverSource Disciplined International Equity
 Fund                                                 1,400,701             9,272,641
-------------------------------------------------------------------------------------

REAL ESTATE (8.1%)
RiverSource Real Estate Fund                          1,481,158(c)         15,048,561
-------------------------------------------------------------------------------------

U.S. LARGE CAP (2.3%)
Columbia Large Core Quantitative Fund                   610,034             2,909,861
Columbia Large Value Quantitative Fund                  173,417             1,378,669
                                                                      ---------------
Total                                                                       4,288,530
-------------------------------------------------------------------------------------

U.S. SMALL CAP (7.0%)
RiverSource Disciplined Small Cap Value Fund          1,654,169(c)         13,101,019
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $54,445,598)                                                       $56,932,929
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (67.6%)
                                                       SHARES                VALUE(a)
EMERGING MARKETS (10.3%)
Columbia Emerging Markets Bond Fund                   1,720,712(c)        $19,306,384
-------------------------------------------------------------------------------------

FLOATING RATE (11.8%)
Columbia Floating Rate Fund                           2,574,709(c)         21,988,013
-------------------------------------------------------------------------------------

GLOBAL BOND (0.6%)
Columbia Global Bond Fund                               167,427             1,198,779
-------------------------------------------------------------------------------------

HIGH YIELD (23.5%)
Columbia High Yield Bond Fund                        12,721,426            34,220,638
Columbia Income Opportunities Fund                      989,111             9,624,048
                                                                      ---------------
Total                                                                      43,844,686
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (2.3%)
Columbia Inflation Protected Securities Fund            422,050             4,372,441
-------------------------------------------------------------------------------------

INVESTMENT GRADE (19.1%)
Columbia Diversified Bond Fund                        3,922,244            19,728,889
Columbia U.S. Government Mortgage Fund                3,044,114(c)         15,951,156
                                                                      ---------------
Total                                                                      35,680,045
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $117,176,124)                                                     $126,390,348
-------------------------------------------------------------------------------------


ALTERNATIVE INVESTMENTS (1.9%)
                                                       SHARES                VALUE(a)
Columbia Absolute Return Currency and Income
 Fund                                                   342,745(b)         $3,485,715
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $3,480,319)                                                         $3,485,715
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (0.1%)
                                                       SHARES                VALUE(a)
MONEY MARKET
Columbia Money Market Fund                              138,966              $138,966
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $138,966)                                                             $138,966
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $175,241,007)(d)                                                  $186,947,958
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Investments in Underlying Affiliated Funds which exceed 5% of the underlying fund's shares outstanding -- See Note 6 to the financial statements.

(d) At July 31, 2010, the cost of securities for federal income tax purposes was approximately $175,241,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                    $17,951,000
     Unrealized depreciation                                                     (6,244,000)
     --------------------------------------------------------------------------------------
     Net unrealized appreciation                                                $11,707,000
     --------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
22  COLUMBIA INCOME BUILDER SERIES -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
Columbia Income Builder Fund III



FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of July 31, 2010:

                                                                   FAIR VALUE AT JULY 31, 2010
                                               ------------------------------------------------------------------
                                                     LEVEL 1            LEVEL 2
                                                  QUOTED PRICES          OTHER          LEVEL 3
                                                    IN ACTIVE         SIGNIFICANT     SIGNIFICANT
                                                   MARKETS FOR         OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                    IDENTICAL ASSETS(a)       INPUTS         INPUTS           TOTAL
-----------------------------------------------------------------------------------------------------------------
Investments in Affiliated Funds                    $186,947,958           $--             $--        $186,947,958


(a) There were no significant transfers between Levels 1 and 2 during the period.


HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.


--------------------------------------------------------------------------------
                    COLUMBIA INCOME BUILDER SERIES -- 2010 SEMIANNUAL REPORT  23

STATEMENTS OF ASSETS AND LIABILITIES -------------------------------------------


                                                         COLUMBIA            COLUMBIA            COLUMBIA
                                                      INCOME BUILDER      INCOME BUILDER      INCOME BUILDER
JULY 31, 2010 (UNAUDITED)                                  FUND               FUND II            FUND III
ASSETS
Investments in affiliated funds, at value
  (identified cost $217,131,935, $357,131,384,
  and $175,241,007)                                    $226,342,288        $372,275,812        $186,947,958
Capital shares receivable                                 4,162,221           6,068,154           2,580,509
Dividends receivable from affiliated funds                  127,150             231,476             126,107
Receivable for affiliated investments sold                       --             241,739                  --
------------------------------------------------------------------------------------------------------------
Total assets                                            230,631,659         378,817,181         189,654,574
------------------------------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                    4,098,818           6,367,082           2,687,439
Payable for affiliated investments purchased                  8,450                  --              17,683
Accrued distribution fees                                     2,325               3,552               1,785
Accrued transfer agency fees                                    821               1,353                 705
Accrued administration services fees                            124                 204                 102
Other accrued expenses                                       36,650              43,655              29,888
------------------------------------------------------------------------------------------------------------
Total liabilities                                         4,147,188           6,415,846           2,737,602
------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital
  stock                                                $226,484,471        $372,401,335        $186,916,972
------------------------------------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                        $    223,637        $    377,442        $    189,765
Additional paid-in capital                              244,335,194         434,104,118         219,598,221
Excess of distributions over net investment
  income                                                    (93,812)           (139,936)            (50,871)
Accumulated net realized gain (loss)                    (27,190,901)        (77,084,717)        (44,527,094)
Unrealized appreciation (depreciation) on
  affiliated investments                                  9,210,353          15,144,428          11,706,951
------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to
  outstanding capital stock                            $226,484,471        $372,401,335        $186,916,972
------------------------------------------------------------------------------------------------------------



Net assets applicable to outstanding
  shares:                                    Class A         $192,746,963       $329,779,362        $164,838,474
                                             Class B         $ 19,562,013       $ 26,772,774        $ 13,192,405
                                             Class C         $ 14,165,362       $ 15,830,002        $  8,847,666
                                             Class R4        $     10,133       $     19,197        $     38,427
Outstanding shares of capital stock:         Class A           19,040,736         33,433,990          16,741,790
                                             Class B            1,926,580          2,707,641           1,334,955
                                             Class C            1,395,354          1,600,577             895,841
                                             Class R4               1,000              1,945               3,906
Net asset value per share:                   Class A(1)      $      10.12       $       9.86        $       9.85
                                             Class B         $      10.15       $       9.89        $       9.88
                                             Class C         $      10.15       $       9.89        $       9.88
                                             Class R4        $      10.13       $       9.87        $       9.84
-----------------------------------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A for Columbia Income Builder Fund, Columbia Income Builder Fund II and Columbia Income Builder Fund III is $10.62, $10.35 and $10.34, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
24  COLUMBIA INCOME BUILDER SERIES -- 2010 SEMIANNUAL REPORT

STATEMENTS OF OPERATIONS -------------------------------------------------------


                                                         COLUMBIA            COLUMBIA            COLUMBIA
                                                      INCOME BUILDER      INCOME BUILDER      INCOME BUILDER
SIX MONTHS ENDED JULY 31, 2010 (UNAUDITED)                 FUND               FUND II            FUND III
INVESTMENT INCOME
Income:
Dividend distributions from underlying
  affiliated funds                                      $ 3,953,820         $ 7,758,768         $ 4,297,361
------------------------------------------------------------------------------------------------------------
Expenses:
Distribution fees
  Class A                                                   238,143             413,508             207,617
  Class B                                                   121,722             169,887              82,139
  Class C                                                    66,496              77,554              44,442
Transfer agency fees
  Class A                                                    99,815             175,479              92,399
  Class B                                                    13,598              19,256               9,730
  Class C                                                     7,150               8,469               5,092
  Class R4                                                        2                   6                  11
Administrative services fees                                 22,817              38,031              19,145
Plan administration services fees -- Class R4                    13                  24                  47
Custodian fees                                                7,350               7,350               7,350
Printing and postage                                          9,900              12,050              10,560
Registration fees                                            23,660              26,050              23,660
Professional fees                                             6,645               7,645               6,645
Other                                                         1,739               1,792               1,547
------------------------------------------------------------------------------------------------------------
Total expenses                                              619,050             957,101             510,384
------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                           3,334,770           6,801,667           3,786,977
------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on sales of underlying
  affiliated funds                                       (1,120,032)         (6,820,448)           (671,619)
Net change in unrealized appreciation
  (depreciation) on affiliated investments                9,721,846          23,052,476           8,968,939
------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                            8,601,814          16,232,028           8,297,320
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       $11,936,584         $23,033,695         $12,084,297
------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                    COLUMBIA INCOME BUILDER SERIES -- 2010 SEMIANNUAL REPORT  25

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                         COLUMBIA                             COLUMBIA
                                                   INCOME BUILDER FUND                 INCOME BUILDER FUND II
                                            SIX MONTHS ENDED      YEAR ENDED     SIX MONTHS ENDED      YEAR ENDED
                                              JULY 31, 2010     JAN. 31, 2010      JULY 31, 2010     JAN. 31, 2010
                                               (UNAUDITED)                          (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net               $  3,334,770       $  8,464,566      $  6,801,667      $  16,433,645
Net realized gain (loss) on affiliated
  investments                                   (1,120,032)       (13,417,367)       (6,820,448)       (43,015,775)
Net change in unrealized appreciation
  (depreciation) on affiliated
  investments                                    9,721,846         51,922,788        23,052,476        116,033,159
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     11,936,584         46,969,987        23,033,695         89,451,029
------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                     (3,097,007)        (7,713,954)       (6,419,388)       (15,063,360)
    Class B                                       (299,983)          (773,278)         (526,810)        (1,241,698)
    Class C                                       (168,375)          (317,777)         (242,565)          (486,863)
    Class R4                                          (166)              (385)             (371)              (771)
------------------------------------------------------------------------------------------------------------------
Total distributions                             (3,565,531)        (8,805,394)       (7,189,134)       (16,792,692)
------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                12,088,001         24,900,934        17,796,242         32,886,470
  Class B shares                                 2,152,443          6,030,159         1,951,752          5,839,955
  Class C shares                                 2,276,127          3,423,381         1,524,454          2,912,506
Reinvestment of distributions at net
  asset value
  Class A shares                                 2,599,797          6,825,618         5,206,006         13,255,837
  Class B shares                                   261,910            682,683           467,248          1,109,679
  Class C shares                                   126,970            239,155           184,586            364,249
  Class R4 shares                                       --                 --               179                366
Conversions from Class B to Class A
  Class A shares                                 3,942,368          2,765,708         5,964,017          4,946,814
  Class B shares                                (3,942,368)        (2,765,708)       (5,964,017)        (4,946,814)
Payments for redemptions
  Class A shares                               (24,492,468)       (61,399,560)      (49,636,912)      (115,680,570)
  Class B shares                                (4,753,224)       (11,823,067)       (6,231,693)       (15,418,072)
  Class C shares                                (1,112,841)        (2,277,424)       (2,047,779)        (4,473,158)
------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  capital share transactions                   (10,853,285)       (33,398,121)      (30,785,917)       (79,202,738)
------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets         (2,482,232)         4,766,472       (14,941,356)        (6,544,401)
Net assets at beginning of period              228,966,703        224,200,231       387,342,691        393,887,092
------------------------------------------------------------------------------------------------------------------
Net assets at end of period                   $226,484,471       $228,966,703      $372,401,335      $ 387,342,691
------------------------------------------------------------------------------------------------------------------
Undistributed (excess of distributions
  over) net investment income                 $    (93,812)      $    136,949      $   (139,936)     $     247,531
------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
26  COLUMBIA INCOME BUILDER SERIES -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                                               COLUMBIA
                                                                       INCOME BUILDER FUND III
                                                                 SIX MONTHS ENDED        YEAR ENDED
                                                                   JULY 31, 2010       JAN. 31, 2010
                                                                    (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                    $  3,786,977         $  8,662,471
Net realized gain (loss) on affiliated investments                     (671,619)         (26,374,168)
Net change in unrealized appreciation (depreciation) on
  affiliated investments                                              8,968,939           68,509,429
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                         12,084,297           50,797,732
----------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                          (3,527,989)          (7,796,156)
    Class B                                                            (284,203)            (619,198)
    Class C                                                            (155,335)            (287,961)
    Class R4                                                               (812)              (2,523)
----------------------------------------------------------------------------------------------------
Total distributions                                                  (3,968,339)          (8,705,838)
----------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                      9,495,802           19,921,381
  Class B shares                                                        808,330            2,583,082
  Class C shares                                                        797,755            1,247,491
  Class R4 shares                                                            --               21,031
Reinvestment of distributions at net asset value
  Class A shares                                                      2,737,678            6,628,674
  Class B shares                                                        248,394              539,495
  Class C shares                                                        131,675              240,724
  Class R4 shares                                                           602                2,110
Conversions from Class B to Class A
  Class A shares                                                      2,507,003            2,375,846
  Class B shares                                                     (2,507,003)          (2,375,846)
Payments for redemptions
  Class A shares                                                    (26,288,845)         (59,858,797)
  Class B shares                                                     (3,150,365)          (6,750,775)
  Class C shares                                                     (1,212,594)          (2,506,227)
  Class R4 shares                                                            --             (100,587)
----------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
  transactions                                                      (16,431,568)         (38,032,398)
----------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                              (8,315,610)           4,059,496
Net assets at beginning of period                                   195,232,582          191,173,086
----------------------------------------------------------------------------------------------------
Net assets at end of period                                        $186,916,972         $195,232,582
----------------------------------------------------------------------------------------------------
Undistributed (excess of distributions over) net investment
  income                                                           $    (50,871)        $    130,491
----------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                    COLUMBIA INCOME BUILDER SERIES -- 2010 SEMIANNUAL REPORT  27

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand each Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2008 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

Columbia Income Builder Fund

                                              SIX MONTHS ENDED             YEAR ENDED JAN. 31,             YEAR ENDED MAY 31,
CLASS A                                         JULY 31, 2010       --------------------------------      -------------------
PER SHARE DATA                                   (UNAUDITED)         2010         2009       2008(a)       2007       2006(b)
Net asset value, beginning of period                $9.76            $8.24       $10.27       $10.79       $9.98       $10.05
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .15              .35          .38          .30         .42          .10
Net gains (losses) (both realized and
 unrealized)                                          .37             1.55        (2.03)        (.39)        .84         (.07)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      .52             1.90        (1.65)        (.09)       1.26          .03
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.16)            (.38)        (.38)        (.36)       (.45)        (.10)
Distributions from realized gains                      --               --           --         (.07)         --           --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.16)            (.38)        (.38)        (.43)       (.45)        (.10)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $10.12            $9.76        $8.24       $10.27      $10.79        $9.98
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                        5.39%           23.35%      (16.43%)       (.84%)     12.89%         .31%
-----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                .42%(d)          .42%         .41%         .40%(d)     .46%        3.62%(d)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                             .42%(d)          .42%         .41%         .40%(d)     .45%         .45%(d)
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        3.05%(d)         3.87%        3.75%        4.26%(d)    4.02%        3.44%(d)
-----------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $193             $192         $187         $260        $197          $19
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               13%              41%          39%          19%         27%           1%
-----------------------------------------------------------------------------------------------------------------------------



                                              SIX MONTHS ENDED             YEAR ENDED JAN. 31,             YEAR ENDED MAY 31,
CLASS B                                         JULY 31, 2010       --------------------------------      -------------------
PER SHARE DATA                                   (UNAUDITED)         2010         2009       2008(a)       2007       2006(b)
Net asset value, beginning of period                $9.79            $8.23       $10.25       $10.77       $9.97       $10.05
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .11              .28          .31          .25         .35          .08
Net gains (losses) (both realized and
 unrealized)                                          .37             1.54        (2.02)        (.39)        .83         (.07)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      .48             1.82        (1.71)        (.14)       1.18          .01
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.12)            (.26)        (.31)        (.31)       (.38)        (.09)
Distributions from realized gains                      --               --           --         (.07)         --           --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.12)            (.26)        (.31)        (.38)       (.38)        (.09)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $10.15            $9.79        $8.23       $10.25      $10.77        $9.97
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                        4.97%           22.38%      (17.00%)      (1.34%)     12.01%         .07%
-----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                               1.18%(d)         1.18%        1.16%        1.15%(d)    1.22%        4.20%(d)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                            1.18%(d)         1.18%        1.16%        1.15%(d)    1.21%        1.21%(d)
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        2.29%(d)         3.06%        2.96%        3.50%(d)    3.27%        2.70%(d)
-----------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $20              $25          $28          $42         $33           $5
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               13%              41%          39%          19%         27%           1%
-----------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
28  COLUMBIA INCOME BUILDER SERIES -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                              SIX MONTHS ENDED             YEAR ENDED JAN. 31,             YEAR ENDED MAY 31,
CLASS C                                         JULY 31, 2010       --------------------------------      -------------------
PER SHARE DATA                                   (UNAUDITED)         2010         2009       2008(a)       2007       2006(b)
Net asset value, beginning of period                $9.79            $8.24       $10.26       $10.78       $9.99       $10.05
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .12              .29          .31          .25         .35          .09
Net gains (losses) (both realized and
 unrealized)                                          .37             1.53        (2.02)        (.39)        .82         (.07)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      .49             1.82        (1.71)        (.14)       1.17          .02
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.13)            (.27)        (.31)        (.31)       (.38)        (.08)
Distributions from realized gains                      --               --           --         (.07)         --           --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.13)            (.27)        (.31)        (.38)       (.38)        (.08)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $10.15            $9.79        $8.24       $10.26      $10.78        $9.99
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                        4.98%           22.35%      (16.97%)      (1.33%)     11.91%         .23%
-----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                               1.17%(d)         1.17%        1.16%        1.15%(d)    1.21%        4.30%(d)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                            1.17%(d)         1.17%        1.16%        1.15%(d)    1.20%        1.21%(d)
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        2.31%(d)         3.16%        3.00%        3.53%(d)    3.27%        2.74%(d)
-----------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $14              $12           $9          $12          $8           $1
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               13%              41%          39%          19%         27%           1%
-----------------------------------------------------------------------------------------------------------------------------



                                              SIX MONTHS ENDED             YEAR ENDED JAN. 31,             YEAR ENDED MAY 31,
CLASS R4                                        JULY 31, 2010       --------------------------------      -------------------
PER SHARE DATA                                   (UNAUDITED)         2010         2009       2008(a)       2007       2006(b)
Net asset value, beginning of period                $9.77            $8.26       $10.28       $10.80       $9.99       $10.05
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .15              .36          .42          .33         .43          .11
Net gains (losses) (both realized and
 unrealized)                                          .38             1.54        (2.01)        (.34)        .84         (.07)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      .53             1.90        (1.59)        (.01)       1.27          .04
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.17)            (.39)        (.43)        (.44)       (.46)        (.10)
Distributions from realized gains                      --               --           --         (.07)         --           --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.17)            (.39)        (.43)        (.51)       (.46)        (.10)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $10.13            $9.77        $8.26       $10.28      $10.80        $9.99
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                        5.41%           23.31%      (15.93%)       (.08%)     13.02%         .43%
-----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                .38%(d)          .36%         .37%         .37%(d)     .42%        6.84%(d)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                             .38%(d)          .36%         .08%         .08%(d)     .29%         .29%(d)
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        3.10%(d)         3.95%        3.90%        4.32%(d)    4.39%        3.25%(d)
-----------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--              $--          $--          $--         $--          $--
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               13%              41%          39%          19%         27%           1%
-----------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                    COLUMBIA INCOME BUILDER SERIES -- 2010 SEMIANNUAL REPORT  29

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
(a) For the period from June 1, 2007 to Jan. 31, 2008. In 2008, the Fund's fiscal year end was changed from May 31 to Jan. 31.
(b) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.
(d) Annualized.
(e) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
30  COLUMBIA INCOME BUILDER SERIES -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


Columbia Income Builder Fund II




                                              SIX MONTHS ENDED             YEAR ENDED JAN. 31,             YEAR ENDED MAY 31,
CLASS A                                         JULY 31, 2010       --------------------------------      -------------------
PER SHARE DATA                                   (UNAUDITED)         2010         2009       2008(a)       2007       2006(b)
Net asset value, beginning of period                $9.47            $7.86       $10.21       $10.99       $9.98       $10.07
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .18              .38          .39          .32         .45          .10
Net gains (losses) (both realized and
 unrealized)                                          .40             1.62        (2.33)        (.64)       1.04         (.08)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      .58             2.00        (1.94)        (.32)       1.49          .02
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.19)            (.39)        (.41)        (.38)       (.48)        (.11)
Distributions from realized gains                      --               --           --         (.06)         --           --
Tax return of capital                                  --               --           --         (.02)         --           --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.19)            (.39)        (.41)        (.46)       (.48)        (.11)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.86            $9.47        $7.86       $10.21      $10.99        $9.98
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                        6.16%           25.95%      (19.51%)      (2.95%)     15.22%         .17%
-----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                .41%(d)          .41%         .40%         .38%(d)     .42%        1.77%(d)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                             .41%(d)          .41%         .40%         .38%(d)     .42%         .45%(d)
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        3.68%(d)         4.31%        4.12%        4.50%(d)    4.23%        3.59%(d)
-----------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $330             $337         $339         $545        $458          $57
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               16%              39%          40%          19%         29%          --%
-----------------------------------------------------------------------------------------------------------------------------



                                              SIX MONTHS ENDED             YEAR ENDED JAN. 31,             YEAR ENDED MAY 31,
CLASS B                                         JULY 31, 2010       --------------------------------      -------------------
PER SHARE DATA                                   (UNAUDITED)         2010         2009       2008(a)       2007       2006(b)
Net asset value, beginning of period                $9.49            $7.84       $10.19       $10.97       $9.96       $10.06
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .14              .30          .31          .27         .37          .08
Net gains (losses) (both realized and
 unrealized)                                          .41             1.63        (2.33)        (.64)       1.04         (.08)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      .55             1.93        (2.02)        (.37)       1.41           --
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.15)            (.28)        (.33)        (.34)       (.40)        (.10)
Distributions from realized gains                      --               --           --         (.06)         --           --
Tax return of capital                                  --               --           --         (.01)         --           --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.15)            (.28)        (.33)        (.41)       (.40)        (.10)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.89            $9.49        $7.84       $10.19      $10.97        $9.96
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                        5.85%           25.00%      (20.17%)      (3.45%)     14.45%        (.05%)
-----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                               1.16%(d)         1.17%        1.15%        1.14%(d)    1.17%        2.41%(d)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                            1.16%(d)         1.17%        1.15%        1.14%(d)    1.17%        1.21%(d)
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        2.92%(d)         3.51%        3.32%        3.74%(d)    3.48%        2.88%(d)
-----------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $27              $35          $41          $73         $69          $10
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               16%              39%          40%          19%         29%          --%
-----------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                    COLUMBIA INCOME BUILDER SERIES -- 2010 SEMIANNUAL REPORT  31

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                              SIX MONTHS ENDED             YEAR ENDED JAN. 31,             YEAR ENDED MAY 31,
CLASS C                                         JULY 31, 2010       --------------------------------      -------------------
PER SHARE DATA                                   (UNAUDITED)         2010         2009       2008(a)       2007       2006(b)
Net asset value, beginning of period                $9.49            $7.85       $10.20       $10.98       $9.97       $10.06
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .14              .31          .32          .27         .37          .09
Net gains (losses) (both realized and
 unrealized)                                          .41             1.62        (2.33)        (.64)       1.04         (.08)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      .55             1.93        (2.01)        (.37)       1.41          .01
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.15)            (.29)        (.34)        (.34)       (.40)        (.10)
Distributions from realized gains                      --               --           --         (.06)         --           --
Tax return of capital                                  --               --           --         (.01)         --           --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.15)            (.29)        (.34)        (.41)       (.40)        (.10)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.89            $9.49        $7.85       $10.20      $10.98        $9.97
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                        5.85%           24.94%      (20.14%)      (3.43%)     14.45%         .05%
-----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                               1.16%(d)         1.16%        1.15%        1.13%(d)    1.17%        2.35%(d)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                            1.16%(d)         1.16%        1.15%        1.13%(d)    1.17%        1.21%(d)
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        2.93%(d)         3.58%        3.38%        3.76%(d)    3.44%        2.83%(d)
-----------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $16              $16          $14          $21         $15           $2
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               16%              39%          40%          19%         29%          --%
-----------------------------------------------------------------------------------------------------------------------------



                                              SIX MONTHS ENDED             YEAR ENDED JAN. 31,             YEAR ENDED MAY 31,
CLASS R4                                        JULY 31, 2010       --------------------------------      -------------------
PER SHARE DATA                                   (UNAUDITED)         2010         2009       2008(a)       2007       2006(b)
Net asset value, beginning of period                $9.47            $7.87       $10.22       $11.00       $9.98       $10.07
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .18              .39          .42          .34         .46          .10
Net gains (losses) (both realized and
 unrealized)                                          .41             1.61        (2.33)        (.63)       1.05         (.08)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      .59             2.00        (1.91)        (.29)       1.51          .02
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.19)            (.40)        (.44)        (.41)       (.49)        (.11)
Distributions from realized gains                      --               --           --         (.06)         --           --
Tax return of capital                                  --               --           --         (.02)         --           --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.19)            (.40)        (.44)        (.49)       (.49)        (.11)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.87            $9.47        $7.87       $10.22      $11.00        $9.98
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                        6.29%           25.94%      (19.18%)      (2.75%)     15.41%         .18%
-----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                .36%(d)          .35%         .35%         .35%(d)     .33%        5.51%(d)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                             .36%(d)          .35%         .08%         .08%(d)     .29%         .20%(d)
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        3.73%(d)         4.41%        4.45%        4.78%(d)    3.92%        3.88%(d)
-----------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--              $--          $--          $--         $--          $--
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               16%              39%          40%          19%         29%          --%
-----------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
32  COLUMBIA INCOME BUILDER SERIES -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
(a) For the period from June 1, 2007 to Jan. 31, 2008. In 2008, the Fund's fiscal year end was changed from May 31 to Jan. 31.
(b) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d) Annualized.
(e) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                    COLUMBIA INCOME BUILDER SERIES -- 2010 SEMIANNUAL REPORT  33

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


Columbia Income Builder Fund III




                                              SIX MONTHS ENDED             YEAR ENDED JAN. 31,             YEAR ENDED MAY 31,
CLASS A                                         JULY 31, 2010       --------------------------------      -------------------
PER SHARE DATA                                   (UNAUDITED)         2010         2009       2008(a)       2007       2006(b)
Net asset value, beginning of period                $9.44            $7.60       $10.05       $11.08       $9.96       $10.06
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .20              .39          .43          .35         .47          .11
Net gains (losses) (both realized and
 unrealized)                                          .42             1.85        (2.44)        (.86)       1.15         (.09)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      .62             2.24        (2.01)        (.51)       1.62          .02
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.21)            (.40)        (.44)        (.38)       (.49)        (.12)
Distributions from realized gains                      --               --           --         (.11)       (.01)          --
Tax return of capital                                  --               --           --         (.03)         --           --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.21)            (.40)        (.44)        (.52)       (.50)        (.12)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.85            $9.44        $7.60       $10.05      $11.08        $9.96
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                        6.59%           30.07%      (20.46%)      (4.58%)     16.68%         .15%
-----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                .43%(d)          .44%         .41%         .41%(d)     .43%        2.04%(d)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                             .43%(d)          .44%         .41%         .41%(d)     .43%         .45%(d)
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        4.06%(d)         4.55%        4.63%        4.93%(d)    4.51%        3.96%(d)
-----------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $165             $169         $164         $289        $266          $50
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               11%              46%          36%          24%         27%          --%
-----------------------------------------------------------------------------------------------------------------------------



                                              SIX MONTHS ENDED             YEAR ENDED JAN. 31,             YEAR ENDED MAY 31,
CLASS B                                         JULY 31, 2010       --------------------------------      -------------------
PER SHARE DATA                                   (UNAUDITED)         2010         2009       2008(a)       2007       2006(b)
Net asset value, beginning of period                $9.48            $7.59       $10.04       $11.07       $9.96       $10.06
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .16              .32          .35          .30         .39          .09
Net gains (losses) (both realized and
 unrealized)                                          .41             1.86        (2.43)        (.86)       1.15         (.09)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      .57             2.18        (2.08)        (.56)       1.54           --
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.17)            (.29)        (.37)        (.34)       (.42)        (.10)
Distributions from realized gains                      --               --           --         (.11)       (.01)          --
Tax return of capital                                  --               --           --         (.02)         --           --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.17)            (.29)        (.37)        (.47)       (.43)        (.10)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.88            $9.48        $7.59       $10.04      $11.07        $9.96
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                        6.05%           29.21%      (21.12%)      (5.17%)     15.74%         .02%
-----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                               1.19%(d)         1.20%        1.17%        1.16%(d)    1.19%        2.79%(d)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                            1.19%(d)         1.20%        1.17%        1.16%(d)    1.19%        1.21%(d)
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        3.29%(d)         3.77%        3.83%        4.15%(d)    3.77%        3.24%(d)
-----------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $13              $17          $19          $37         $39          $10
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               11%              46%          36%          24%         27%          --%
-----------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
34  COLUMBIA INCOME BUILDER SERIES -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                              SIX MONTHS ENDED             YEAR ENDED JAN. 31,             YEAR ENDED MAY 31,
CLASS C                                         JULY 31, 2010       --------------------------------      -------------------
PER SHARE DATA                                   (UNAUDITED)         2010         2009       2008(a)       2007       2006(b)
Net asset value, beginning of period                $9.47            $7.59       $10.04       $11.07       $9.96       $10.06
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .16              .33          .36          .30         .39          .09
Net gains (losses) (both realized and
 unrealized)                                          .42             1.85        (2.43)        (.86)       1.15         (.09)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      .58             2.18        (2.07)        (.56)       1.54           --
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.17)            (.30)        (.38)        (.34)       (.42)        (.10)
Distributions from realized gains                      --               --           --         (.11)       (.01)          --
Tax return of capital                                  --               --           --         (.02)         --           --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.17)            (.30)        (.38)        (.47)       (.43)        (.10)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.88            $9.47        $7.59       $10.04      $11.07        $9.96
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                        6.17%           29.16%      (21.09%)      (5.06%)     15.75%         .02%
-----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                               1.19%(d)         1.20%        1.16%        1.16%(d)    1.18%        2.63%(d)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                            1.19%(d)         1.20%        1.16%        1.16%(d)    1.18%        1.21%(d)
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        3.31%(d)         3.80%        3.88%        4.19%(d)    3.73%        3.22%(d)
-----------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $9               $9           $8          $13         $11           $2
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               11%              46%          36%          24%         27%          --%
-----------------------------------------------------------------------------------------------------------------------------



                                              SIX MONTHS ENDED             YEAR ENDED JAN. 31,             YEAR ENDED MAY 31,
CLASS R4                                        JULY 31, 2010       --------------------------------      -------------------
PER SHARE DATA                                   (UNAUDITED)         2010         2009       2008(a)       2007       2006(b)
Net asset value, beginning of period                $9.43            $7.60       $10.06       $11.09       $9.97       $10.06
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .20              .39          .46          .37         .49          .12
Net gains (losses) (both realized and
 unrealized)                                          .42             1.85        (2.44)        (.86)       1.15         (.09)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      .62             2.24        (1.98)        (.49)       1.64          .03
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.21)            (.41)        (.48)        (.40)       (.51)        (.12)
Distributions from realized gains                      --               --           --         (.11)       (.01)          --
Tax return of capital                                  --               --           --         (.03)         --           --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.21)            (.41)        (.48)        (.54)       (.52)        (.12)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.84            $9.43        $7.60       $10.06      $11.09        $9.97
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                        6.63%           30.07%      (20.23%)      (4.49%)     16.82%         .27%
-----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                .38%(d)          .38%         .36%         .38%(d)     .36%        5.75%(d)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                             .38%(d)          .38%         .08%         .12%(d)     .29%         .29%(d)
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        4.13%(d)         4.63%        5.12%        5.24%(d)    4.67%        3.66%(d)
-----------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--              $--          $--          $--         $--          $--
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               11%              46%          36%          24%         27%          --%
-----------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                    COLUMBIA INCOME BUILDER SERIES -- 2010 SEMIANNUAL REPORT  35

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
(a) For the period from June 1, 2007 to Jan. 31, 2008. In 2008, the Fund's fiscal year end was changed from May 31 to Jan. 31.
(b) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d) Annualized.
(e) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
36  COLUMBIA INCOME BUILDER SERIES -- 2010 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS OF JULY 31, 2010)

1. ORGANIZATION

Each Fund is a series of RiverSource Income Series, Inc. (the Corporation) and is registered under the Investment Company Act of 1940, as amended (the 1940
Act), as a diversified, open-end management investment company. The Corporation has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Corporation's Board of Directors (the Board). Each Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying affiliated funds* for which Columbia Management Investment Advisers, LLC (Columbia Management) (formerly known as RiverSource Investments, LLC) or an affiliate acts as investment manager or principal underwriter. Columbia Management is the Investment Manager for the Funds.

The primary objective of each Fund is as follows:

Columbia Income Builder Fund (Income Builder Fund) (formerly known as RiverSource Income Builder Basic Income Fund) is designed for investors seeking a high level of current income and growth of capital, with a more conservative level of both risk to principal and potential for high current income, relative to Columbia Income Builder Fund II (Income Builder Fund II) (formerly known as RiverSource Income Builder Moderate Income Fund) and Columbia Income Builder Fund III (Income Builder Fund III) (formerly known as RiverSource Income Builder Enhanced Income Fund).

Income Builder Fund II is designed for investors seeking a high level of current income and growth of capital, with a higher level of both risk to principal and potential for high current income, relative to Income Builder Fund, and a more moderate level of risk to principal and potential for high current income relative to Income Builder Fund III.

Income Builder Fund III is designed for investors seeking a high level of current income and growth of capital, with a higher level of both risk to principal and potential for high current income relative to Income Builder Fund and Income Builder Fund II.

Each Fund offers Class A, Class B, Class C and Class R4 shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares one month after the completion of the eighth year of ownership if originally purchased in a RiverSource fund on or after May 21, 2005 or originally purchased in a Seligman fund on or after June 13, 2009. Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund prior to June 13, 2009 will convert to Class A shares in the month prior to the ninth year of ownership. Effective Sept. 7, 2010, the Funds no longer accept investments from new or existing investors in the Funds' Class B shares, except that (i) dividend and/or capital gain distributions may continue to be reinvested in Class B shares of the Funds and (ii) shareholders invested in Class B shares of the Funds may exchange those shares for Class B shares of other Columbia, Columbia Acorn, RiverSource, Seligman and Threadneedle funds offering such shares.

-  Class C shares may be subject to a CDSC.

- Class R4 shares are offered without a front-end sales charge or CDSC to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

* For information on the goals, investment strategies and risks of the underlying funds please refer to Appendix A and B in the Funds' most recent prospectus.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF INVESTMENTS
Investments in the underlying funds are valued at their net asset value at the close of each business day.


--------------------------------------------------------------------------------
                    COLUMBIA INCOME BUILDER SERIES -- 2010 SEMIANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

GUARANTEES AND INDEMNIFICATIONS
Under each Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund's contracts with its service providers contain general indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
Each Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared and payable monthly, are reinvested in additional shares of each Fund at net asset value or payable in cash. Capital gains, when available, are normally distributed along with the last income dividend of the calendar year.

OTHER
Security transactions, normally shares of the underlying funds, are accounted for as of trade date. Income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date.

3. EXPENSES AND SALES CHARGES

MANAGEMENT FEES AND UNDERLYING FUND FEES
Each Fund does not pay the Investment Manager a direct management fee for managing its assets. In addition to the fees and expenses which each Fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds (also referred to as "acquired funds") in which a Fund invests. Because the underlying funds have varied expense and fee levels and each Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, each Fund pays Ameriprise Financial Inc. (Ameriprise Financial), parent company of the Investment Manager, an annual fee for administration and accounting services equal to 0.02% of each Fund's average daily net assets.

COMPENSATION TO BOARD MEMBERS
Compensation to board members and certain other core expenses are paid by the affiliated underlying funds in which each Fund invests.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (formerly known as RiverSource Service Corporation) (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. Each Fund paid the Transfer Agent an annual account-based fee at a rate equal to $20.50 for Class A, $21.50 for Class B and $21.00 for Class C for this service. The Transfer Agent also charged an annual fee of $3 per account serviced directly by each Fund or its designated agent for Class A, Class B and Class C shares. Each Fund also paid the Transfer Agent an annual asset-based fee at a rate of 0.05% of each Fund's average daily net assets attributable to Class R4 shares. The Transfer Agent charged an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. The Transfer Agent also received reimbursement for certain out-of-pocket expenses. These fees are included in the transfer agency fees in the Statements of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, each Fund paid an annual fee at a rate of 0.25% of each Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.


--------------------------------------------------------------------------------
38  COLUMBIA INCOME BUILDER SERIES -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

DISTRIBUTION FEES
Each Fund has an agreement with Columbia Management Investment Distributors, Inc. (formerly known as RiverSource Fund Distributors, Inc.) (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund paid a fee at an annual rate of up to 0.25% of each Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of each Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) for each Fund was approximately as follows:

FUND                                                                      CLASS B    CLASS C
--------------------------------------------------------------------------------------------
Income Builder Fund                                                     $1,771,000  $105,000
Income Builder Fund II                                                   2,359,000   108,000
Income Builder Fund III                                                  1,194,000    63,000


These amounts are based on the most recent information available as of April 30, 2010, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges, including front-end and CDSCs, received by the Distributor for distributing each Funds' shares for the six months ended July 31, 2010, were as follows:

FUND                                                                 CLASS A  CLASS B  CLASS C
----------------------------------------------------------------------------------------------
Income Builder Fund                                                 $129,152  $ 7,539    $786
Income Builder Fund II                                               168,866   13,484     309
Income Builder Fund III                                               80,935    5,037     165


EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
The Investment Manager and its affiliates have contractually agreed to waive certain fees and reimburse certain expenses until March 31, 2010, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of underlying funds) will not exceed 0.45% for Class A, 1.21% for Class B, 1.20% for Class C and 0.42% for Class R4 of each class' average daily net assets.

For the six months ended July 31, 2010, the waiver was not invoked since each Fund's expenses were below the cap amount.

4. SECURITIES TRANSACTIONS

For the six months ended July 31, 2010, cost of purchases and proceeds from sales of investments in underlying affiliated funds aggregated for each Fund were as follows:

FUND                                                                   PURCHASES     PROCEEDS
----------------------------------------------------------------------------------------------
Income Builder Fund                                                   $28,583,698  $39,664,798
Income Builder Fund II                                                 61,428,173   92,565,882
Income Builder Fund III                                                20,615,369   37,466,946


Realized gains and losses are determined on an identified cost basis.


--------------------------------------------------------------------------------
                    COLUMBIA INCOME BUILDER SERIES -- 2010 SEMIANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

5. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for each Fund for the periods indicated were as follows:

                                 INCOME BUILDER FUND             INCOME BUILDER FUND II          INCOME BUILDER FUND III
                           -------------------------------  -------------------------------  -------------------------------
                           SIX MONTHS ENDED    YEAR ENDED   SIX MONTHS ENDED    YEAR ENDED   SIX MONTHS ENDED    YEAR ENDED
                             JULY 31, 2010   JAN. 31, 2010    JULY 31, 2010   JAN. 31, 2010    JULY 31, 2010   JAN. 31, 2010
----------------------------------------------------------------------------------------------------------------------------
CLASS A
----------------------------------------------------------------------------------------------------------------------------
Sold                           1,204,895        2,754,458       1,825,142        3,769,528         976,685        2,297,606
Converted from Class B*          389,562          299,644         604,870          555,189         254,518          269,359
Reinvested distributions         259,429          741,096         534,309        1,499,406         282,038          762,253
Redeemed                      (2,444,020)      (6,841,796)     (5,098,302)     (13,394,104)     (2,705,446)      (6,994,007)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)         (590,134)      (3,046,598)     (2,133,981)      (7,569,981)     (1,192,205)      (3,664,789)
----------------------------------------------------------------------------------------------------------------------------

CLASS B
----------------------------------------------------------------------------------------------------------------------------
Sold                             214,393          683,131         199,328          683,591          82,906          308,464
Reinvested distributions          26,064           74,820          47,865          127,073          25,516           62,822
Converted to Class A*           (388,411)        (299,969)       (603,035)        (556,438)       (253,746)        (269,359)
Redeemed                        (473,316)      (1,305,017)       (637,651)      (1,783,256)       (323,624)        (801,280)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)         (621,270)        (847,035)       (993,493)      (1,529,030)       (468,948)        (699,353)
----------------------------------------------------------------------------------------------------------------------------

CLASS C
----------------------------------------------------------------------------------------------------------------------------
Sold                             225,967          367,769         155,402          330,759          81,895          143,614
Reinvested distributions          12,634           25,887          18,900           41,283          13,528           27,813
Redeemed                        (110,798)        (252,826)       (210,588)        (520,106)       (124,734)        (297,757)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)          127,803          140,830         (36,286)        (148,064)        (29,311)        (126,330)
----------------------------------------------------------------------------------------------------------------------------

CLASS R4
----------------------------------------------------------------------------------------------------------------------------
Sold                                  --               --              --               --              --            2,553
Reinvested distributions              --               --              19               41              62              253
Redeemed                              --               --              --               --              --          (12,632)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)               --               --              19               41              62           (9,826)
----------------------------------------------------------------------------------------------------------------------------


* Automatic conversion of Class B shares to Class A shares based on the original purchase date.

6. INVESTMENTS IN UNDERLYING AFFILIATED FUNDS

The Funds do not invest in the underlying funds for the purpose of exercising management or control. At July 31, 2010, each Fund held the following positions, which exceed 5% of the underlying fund's shares outstanding:

Income Builder Fund

UNDERLYING FUND                                                          PERCENT OF SHARES HELD
-----------------------------------------------------------------------------------------------
RiverSource Disciplined Small Cap Value Fund                                      23.90%
Columbia U.S. Government Mortgage Fund                                            14.07
Columbia Absolute Return Currency and Income Fund                                  5.52


Income Builder Fund II

UNDERLYING FUND                                                          PERCENT OF SHARES HELD
-----------------------------------------------------------------------------------------------
RiverSource Disciplined Small Cap Value Fund                                      43.31%
Columbia U.S. Government Mortgage Fund                                            18.40
Columbia Emerging Markets Bond Fund                                               13.39
Columbia Floating Rate Fund                                                       10.41
RiverSource Real Estate Fund                                                       9.09
Columbia Absolute Return Currency and Income Fund                                  6.91




--------------------------------------------------------------------------------
40  COLUMBIA INCOME BUILDER SERIES -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Income Builder Fund III

UNDERLYING FUND                                                          PERCENT OF SHARES HELD
-----------------------------------------------------------------------------------------------
RiverSource Disciplined Small Cap Value Fund                                      25.44%
Columbia Emerging Markets Bond Fund                                                8.38
RiverSource Real Estate Fund                                                       7.17
Columbia U.S. Government Mortgage Fund                                             6.52
Columbia Floating Rate Fund                                                        6.12


7. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of the reclassification of short term capital gains earned in the underlying affiliated funds, post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Funds.

For federal income tax purposes, capital loss carry-overs at Jan. 31, 2010 were as follows:

FUND                                                                           CARRY-OVER
-----------------------------------------------------------------------------------------
Income Builder Fund                                                           $18,803,160
Income Builder Fund II                                                         58,414,032
Income Builder Fund III                                                        37,439,030


At the end of the most recent fiscal year, if the capital loss carry-overs are not offset by subsequent capital gains, they will expire as follows:

FUND                                                                     2017         2018
---------------------------------------------------------------------------------------------
Income Builder Fund                                                   $2,942,103  $15,861,057
Income Builder Fund II                                                 7,376,558   51,037,474
Income Builder Fund III                                                5,920,892   31,518,138


It is unlikely the Board will authorize distributions of any net realized capital gains until the available capital loss carry-overs have been offset or expire. There is no assurance that the Funds will be able to utilize all of its capital loss carry-overs before they expire.

Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Funds are permitted to treat net capital losses realized between Nov. 1, 2009 and their fiscal year end (post-October loss) as occurring on the first day of the following tax year. At Jan. 31, 2010, post-October losses that are treated for income tax purposes as occurring on Feb. 1, 2010 were as follows:

FUND                                                                        POST-OCTOBER LOSS
---------------------------------------------------------------------------------------------
Income Builder Fund                                                             $  644,138
Income Builder Fund II                                                           1,514,682
Income Builder Fund III                                                                 --


8. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through the date of issuance of each Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in each Fund's financial statements.

9. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as legacy RiverSource) mutual funds and they purport to bring

--------------------------------------------------------------------------------
                    COLUMBIA INCOME BUILDER SERIES -- 2010 SEMIANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
42  COLUMBIA INCOME BUILDER SERIES -- 2010 SEMIANNUAL REPORT

APPROVAL OF INVESTMENT MANAGEMENT SERVICES

AGREEMENT ----------------------------------------------------------------------


Columbia Management Investment Advisers, LLC ("Columbia Management" or the "investment manager"), formerly known as RiverSource Investments, LLC, a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to each of the Columbia Income Builder Series Funds (each a "Series Fund" and collectively, the "Series Funds"). Under an investment management services agreement (the "IMS Agreement"), Columbia Management provides investment advice and other services to the Series Funds and all funds branded Columbia, RiverSource, Seligman and Threadneedle.

On an annual basis, the Series Funds' Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2010, including reports based on data provided by independent organizations and a comprehensive response to each item of information requested by independent legal counsel to the Independent Directors ("Independent Legal Counsel") in a letter to the investment manager, to assist the Board in making this determination. All of the materials presented in March and April 2010 were first supplied in draft form to designated representatives of the Independent Directors, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee (including materials relating to the Series Funds' expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) reviews information prepared by Columbia Management addressing the services Columbia Management provides and the Series Funds' performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement. At the April 6-8, 2010 in-person Board meeting, Independent Legal Counsel reviewed with the Independent Directors, including in an executive session without management, various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management: The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, the Series Funds' operations, most notably, management's announcement of the massive investment made in the acquisition of the long-term asset management business of Columbia Management Group, LLC (the "Columbia Transaction") and the completed integration of J. & W. Seligman & Co. Incorporated, acquisitions which should continue to enhance investment capabilities and provide access to a greater depth of experienced portfolio managers in key categories. The Board noted, in particular, that upon the close of the Columbia Transaction, the investment manager will have grown to 10 investment offices (compared to 6 in 2009). In addition, the Board reviewed information concerning the investment manager's new Chief Investment Officer upon the close of the Columbia Transaction, including the application of his particular investment philosophy, which is intended to enhance the risk and portfolio management oversight of the entire fund family.

Moreover, in connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board considered the quality of the administrative and transfer agency services provided by Columbia Management's affiliates to each Series Fund. The Board also reviewed the financial condition of Columbia Management and its affiliates, and each entity's ability to carry out its responsibilities under the IMS Agreement. Further, the Board considered Columbia Management's ability to retain key personnel in certain targeted areas and its expectations in this regard. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Series Funds.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of each Series Fund. In this regard, the Board considered detailed reports containing data prepared by an independent organization showing, for various periods, the performance of each Series Fund, the performance of a benchmark index, the percentage ranking of each Series Fund among

--------------------------------------------------------------------------------
                    COLUMBIA INCOME BUILDER SERIES -- 2010 SEMIANNUAL REPORT  43

APPROVAL OF INVESTMENT MANAGEMENT SERVICES

AGREEMENT (continued) ----------------------------------------------------------


its comparison group and the net assets of the Series Funds. The Board observed that for each Series Fund the Series Fund's investment performance met expectations. Further, the Board noted measures taken to address each Series Fund's performance, including the anticipated change of a portfolio manager for the Series Funds. In this regard, the Board reviewed a detailed report illustrating the performance and track record of the new portfolio manager expected to assume responsibilities for each Series Fund upon the close of the Columbia Transaction.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the
Fund: The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of each Series Fund's expenses with median expenses paid by funds in its peer group, as well as data showing each Series Fund's contribution to Columbia Management's profitability. They also reviewed information in the report showing the fees charged by Columbia Management to other client accounts (with similar investment strategies to those of the Series Funds).

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Series Funds' family, while assuring that the overall fees for each fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund, with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board noted the rationale for according weight to each Series Fund's direct expenses, as opposed to its total expense ratios (i.e., direct expenses plus the expenses incurred by the underlying Funds in which each Series Fund invests). In this regard the Board noted that each Series Fund's direct expenses were less than the median direct expenses of the Series Funds' peer group and that its direct expenses do not include any advisory fees. Based on its review, the Board concluded that the Series Fund's management fee was fair and reasonable in light of the extent and quality of services that each Series Fund receives.

The Board also considered various preliminary integration plans in connection with the Columbia Transaction which, if implemented, would impact the fee structures of various legacy RiverSource Funds. The Board was satisfied with the principles underlying these plans, which, at their preliminary stage, are designed to achieve a rational, consistent pricing model across the combined fund families, as well as preserve the "pricing philosophy" of the legacy RiverSource Funds.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Series Funds. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing and operating the Series Funds, including data showing comparative profitability over the past two years. In this regard, the Board observed slightly reduced profitability in 2009 vs. 2008. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: Given that the Series Funds do not pay any investment management service fees, the Board determined not to accord weight to the lack of any material economies of scale associated with the growth of each of the Series Funds.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 8, 2010, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement for an additional annual period.


--------------------------------------------------------------------------------
44  COLUMBIA INCOME BUILDER SERIES -- 2010 SEMIANNUAL REPORT

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling the RiverSource Family of Funds at 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
                    COLUMBIA INCOME BUILDER SERIES -- 2010 SEMIANNUAL REPORT  45

(COLUMBIA MANAGEMENT LOGO)

COLUMBIA INCOME BUILDER SERIES (FORMERLY KNOWN AS RIVERSOURCE INCOME BUILDER SERIES)
P.O. BOX 8081
BOSTON, MA 02266-8081

COLUMBIAMANAGEMENT.COM

This report must be accompanied or preceded by the Fund's
current prospectus. The Funds are distributed by Columbia
Management Investment Distributors, Inc. member FINRA and
managed by Columbia Management Investment Advisers, LLC.
(C)2010 Columbia Management Investment Advisers, LLC. All rights reserved.    S-
6513 F (9/10)

Item 2. Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. Investments.

(a) The registrant's "Schedule 1 - Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

     There were no material changes to the procedure by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

     (a) The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

     (b) There was no change in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semi annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Income Series, Inc.


By /s/ J. Kevin Connaughton
   ----------------------------------
   J. Kevin Connaughton
   President and Principal Executive
   Officer

Date October 7, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ J. Kevin Connaughton
   ----------------------------------
   J. Kevin Connaughton
   President and Principal Executive
   Officer

Date October 7, 2010


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date October 7, 2010